DUFF & PHELPS SELECT MLP AND MIDSTREAM ENERGY FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited)

AUGUST 31, 2019

($ reported in thousands)
	Shares	Value
COMMON STOCKS—24.9%
Diversified—3.2%
ONEOK, Inc.	52,201	$3,721

Gathering/Processing—14.2%
Antero Midstream Corp.	635,000	4,515
Targa Resources Corp.	336,375	12,150

		16,665

Natural Gas Pipelines—7.5%
Williams Cos., Inc. (The)	375,617	8,864

TOTAL COMMON STOCKS (Identified Cost $31,744)		29,250

MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES—130.6%
Diversified—48.5%
Energy Transfer LP	1,633,092	22,226
Enterprise Products Partners LP	468,000	13,343
MPLX LP	569,395	15,892
NGL Energy Partners LP	405,000	5,463

		56,924

Downstream/Other—16.2%
Cheniere Energy Partners LP	145,000	6,355
Sunoco LP	253,000	7,937
USA Compression Partners LP	275,000	4,661

		18,953

Gathering/Processing—23.9%
DCP Midstream LP	241,000	5,871
Enable Midstream Partners LP	590,000	7,434
EnLink Midstream LLC	346,859	2,754

	Shares	Value
Gathering/Processing—continued
EQM Midstream Partners LP	64,706	$1,959
Hess Midstream Partners LP	221,361	4,204
Western Midstream Partners LP	250,850	5,779

		28,001

Marine/Shipping—10.0%
GasLog Partners LP	346,830	6,572
Golar LNG Partners LP	215,000	2,109
KNOT Offshore Partners LP	166,000	3,083

		11,764

Natural Gas Pipelines—5.3%
Tallgrass Energy LP	320,000	6,266

Petroleum Transportation & Storage—26.7%
Genesis Energy LP	375,000	7,777
Magellan Midstream Partners LP	72,000	4,801
NuStar Energy LP	235,000	6,458
Phillips 66 Partners LP	80,000	4,398
Plains All American Pipeline LP	370,000	7,929

		31,363

TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Identified Cost $173,327)		153,271

TOTAL LONG-TERM INVESTMENTS—155.5% (Identified Cost $205,071)		182,521

See Notes to Schedule of Investments.

DUFF & PHELPS SELECT MLP AND MIDSTREAM ENERGY FUND INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)
	Shares	Value
SHORT-TERM INVESTMENT—0.5%
Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.995%) (1)	580,588	$581

TOTAL SHORT-TERM INVESTMENT (Identified Cost $581)		581

TOTAL INVESTMENTS—156.0% (Identified Cost $205,652)		$183,102	(2)
Other assets and liabilities, net—(56.0)%		(65,726)

NET ASSETS—100.0%		$117,376

Footnote Legend:

(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(2)	All or a portion of the portfolio segregated as collateral for borrowings.

The following tables present the portfolio holdings within certain sectors or countries as a percentage of total investments as of August 31, 2019.

Country Weightings

United States	94%
Marshall Island	6

Total	100%

Sector Weightings

Traditional Midstream	83%
Downstream/Other	10
Marine/Shipping	7

Total	100%

The following table summarizes the market value of the Fund’s investments as of August 31, 2019 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Financial Statements):

	Total Value at August 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$ 29,250	$ 29,250
Master Limited Partnerships and Related Companies	153,271	153,271
Money Market Mutual Fund	581	581

Total Investments	$183,102	$183,102

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at August 31, 2019.

There were no transfers into or out of Level 3 related to securities held at August 31, 2019.

See Notes to Schedule of Investments.

DUFF & PHELPS SELECT MLP AND MIDSTREAM ENERGY FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

AUGUST 31, 2019

Note 1. Significant Accounting Policies

      A.  Security Valuation

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

• Level 1	–	quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2	–	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3	–	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized

DUFF & PHELPS SELECT MLP AND MIDSTREAM ENERGY FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.

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